Mar. 21, 2016
T. Rowe Price Personal Strategy Balanced Fund—I Class

Supplement to Prospectus and Summary Prospectus Dated March 21, 2016

The fee table of the T. Rowe Price Personal Strategy Balanced Fund—I Class on page 1 is revised as follows:

Fees and Expenses of the Fund’s I Class

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.54%

Distribution and service (12b-1) fees	0.00%

Other expenses	0.03%

Acquired fund fees and expenses	0.13%

Total annual fund operating expenses	0.70%

Fee waiver/expense reimbursement	(0.13)%[a]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.57%

a T. Rowe Price Associates, Inc. is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired fund fees and expenses related to investments in other T. Rowe Price mutual funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price mutual funds. The T. Rowe Price funds would be required to seek regulatory approval in order to terminate this arrangement.

T. Rowe Price Personal Strategy Growth Fund—I Class

Supplement to Prospectus and Summary Prospectus Dated March 21, 2016

The fee table and hypothetical expenses table of the T. Rowe Price Personal Strategy Growth Fund—I Class on pages 8 of the Prospectus and page 1 of the Summary Prospectus are revised as follows:

Fees and Expenses of the Fund’s I Class

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.59%

Distribution and service (12b-1) fees	0.00%

Other expenses	0.05%

Acquired fund fees and expenses	0.12%

Total annual fund operating expenses	0.76%

Fee waiver/expense reimbursement	(0.11)%[a]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.65%

a T. Rowe Price Associates, Inc. is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired fund fees and expenses related to investments in other T. Rowe Price mutual funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price mutual funds. The T. Rowe Price funds would be required to seek regulatory approval in order to terminate this arrangement.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$66	$208	$362	$810

T. Rowe Price Personal Strategy Income Fund—I Class

Supplement to Prospectus and Summary Prospectus Dated March 21, 2016

The fee table of the T. Rowe Price Personal Strategy Income Fund—I Class on pages 15 of the Prospectus and page 1 of the Summary Prospectus is revised as follows:

Fees and Expenses of the Fund’s I Class

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.44%

Distribution and service (12b-1) fees	0.00%

Other expenses	0.05%

Acquired fund fees and expenses	0.14%

Total annual fund operating expenses	0.63%

Fee waiver/expense reimbursement	(0.14)%[a]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.49%

a T. Rowe Price Associates, Inc. is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired fund fees and expenses related to investments in other T. Rowe Price mutual funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price mutual funds. The T. Rowe Price funds would be required to seek regulatory approval in order to terminate this arrangement.